AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 9, 1999

                                                    1933 ACT FILE NO. 33-91058
                                                    1940 ACT FILE NO. 811-9018

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ X ]
          Pre-Effective Amendment No.                        [   ]
          Post-Effective Amendment No.        10             [ X ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [ X ]
          Amendment No.                       11
                       (Check appropriate box or boxes.)

                       AMERICAN AADVANTAGE MILEAGE FUNDS
              (Exact Name of Registrant as Specified in Charter)
                           4333 Amon Carter Boulevard
                            Fort Worth, Texas 76155
              (Address of Principal Executive Office) (Zip Code)
       Registrant's Telephone Number, including Area Code: (817) 967-3509

                          WILLIAM F. QUINN, PRESIDENT
                          4333 Amon Carter Boulevard
                           Fort Worth, Texas 76155
                   (Name and Address of Agent for Service)

                                   Copy to:
                             ROBERT J. ZUTZ, ESQ.
                          Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, NW
                             Washington, DC  20036

It is proposed that this filing will become effective (check appropriate box)
     [   ]     immediately upon filing pursuant to paragraph (b)
     [ X ]     on November 1, 1999 pursuant to paragraph (b)
     [   ]     60 days after filing pursuant to paragraph (a)(1)
     [   ]     on (date) pursuant to paragraph (a)(1)
     [   ]     75 days after filing pursuant to paragraph (a)(2)
     [   ]     on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ X ]     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has adopted a master-feeder operating structure for each of its series. This Post-Effective Amendment includes signature pages for the AMR Investment Services Trust, the master trust, and the American AAdvantage Mileage Funds, the feeder trust.

AMERICAN AADVANTAGE MILEAGE FUNDS
CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

          Cover Sheet
          Contents of Registration Statement
          Signature Pages

The sole purpose of this filing is to delay the effectiveness of the Trust's Post-Effective Amendment No. 10 to its Registration Statement until November 1, 1999.

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on the 9th day of September, 1999. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                         AMERICAN AADVANTAGE MILEAGE FUNDS
                         By: /s/ William F. Quinn
                                   William F. Quinn
                                   President

Attest:

/s/ Barry Y. Greenberg
Barry Y. Greenberg
Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title               Date

/s/ William F. Quinn              President and       September 9, 1999
William F. Quinn                  Trustee

Alan D. Feld*                     Trustee             September 9, 1999
Alan D. Feld

Ben J. Fortson*                   Trustee             September 9, 1999
Ben J. Fortson

John S. Justin*                   Trustee             September 9, 1999
John S. Justin

Stephen D. O'Sullivan*            Trustee             September 9, 1999
Stephen D. O'Sullivan

Roger T. Staubach*                Trustee             September 9, 1999
Roger T. Staubach

Dr. Kneeland Youngblood *         Trustee             September 9, 1999
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      William F. Quinn, Attorney-In-Fact

                                  SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, AMR Investment Services Trust certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement as it relates to AMR Investment Services Trust pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 10 to its Registration Statement on Form N-1A as it relates to AMR Investment Services Trust to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Fort Worth and the State of Texas, on the 9th day of September, 1999. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                         AMR INVESTMENT SERVICES TRUST
                         By: /s/ William F. Quinn
                                   William F. Quinn
                                   President

Attest:

/s/ Barry Y. Greenberg
Barry Y. Greenberg
Vice President and Assistant Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 10 to the Registration Statement as it relates to AMR Investment Services Trust has been signed below by the following persons in the capacities and on the dates indicated.

Signature                         Title               Date

/s/ William F. Quinn              President and       September 9, 1999
William F. Quinn                  Trustee

Alan D. Feld*                     Trustee             September 9, 1999
Alan D. Feld

Ben J. Fortson*                   Trustee             September 9, 1999
Ben J. Fortson

John S. Justin*                   Trustee             September 9, 1999
John S. Justin

Stephen D. O'Sullivan*            Trustee             September 9, 1999
Stephen D. O'Sullivan

Roger T. Staubach*                Trustee             September 9, 1999
Roger T. Staubach

Dr. Kneeland Youngblood *         Trustee             September 9, 1999
Dr. Kneeland Youngblood

*By   /s/ William F. Quinn
      William F. Quinn, Attorney-In-Fact